Inventories	12 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Inventories

NOTE 6: — INVENTORIES

	March 31,
	2015	2014
Raw and packaging materials	$43,383	$41,216
Finished goods	47,122	49,525
Work in progress	26,680	19,250
Purchased products for commercial purposes and other	3,087	7,648

	$120,272	$117,639

As of March 31, 2015 and 2014, reserves recorded against inventories for slow-moving, short-dated, excess and obsolete inventory totaled $16,031 and $14,190, respectively.

As of March 31, 2015 and 2014, there were no pledges of inventory.